2. BASIS OF PREPARATION AND PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS (Details 2)		Dec. 31, 2017 UF / $ $ / $ £ / $ € / $ SFr / $ $ / $ $ / $ $ / $ R$ / $ $ / $ kr / $ kr / $ ¥ / $ kr / $ $ / $ R / $ $ / $ ¥ / $	Dec. 31, 2016 UF / $ $ / $ £ / $ € / $ SFr / $ $ / $ $ / $ $ / $ R$ / $ $ / $ kr / $ kr / $ ¥ / $ kr / $ $ / $ R / $ $ / $ ¥ / $
Unidad de Fomento
ExchangeRateLinesLineItems [Line Items]
Exchange rate | UF / $	[1]	26,798.14	26,347.98
United States Dollar
ExchangeRateLinesLineItems [Line Items]
Exchange rate		614.75	669.47
Pound Sterling
ExchangeRateLinesLineItems [Line Items]
Exchange rate | £ / $		832.09	826.10
Euro
ExchangeRateLinesLineItems [Line Items]
Exchange rate | € / $		739.15	705.60
Swiss Franc
ExchangeRateLinesLineItems [Line Items]
Exchange rate | SFr / $		631.16	657.83
Australian Dollar
ExchangeRateLinesLineItems [Line Items]
Exchange rate		480.31	483.44
Canadian Dollar
ExchangeRateLinesLineItems [Line Items]
Exchange rate		491.05	498.38
Singapore Dollars
ExchangeRateLinesLineItems [Line Items]
Exchange rate		460.11	462.56
Brazilian Real
ExchangeRateLinesLineItems [Line Items]
Exchange rate | R$ / $		185.64	205.82
Argentine Peso
ExchangeRateLinesLineItems [Line Items]
Exchange rate		33.11	42.28
Danish Crown
ExchangeRateLinesLineItems [Line Items]
Exchange rate | kr / $		99.31	94.93
Norwegian Crown
ExchangeRateLinesLineItems [Line Items]
Exchange rate | kr / $		75.21	77.64
Chinese Yuan
ExchangeRateLinesLineItems [Line Items]
Exchange rate | ¥ / $		94.40	96.13
Swedish Crown
ExchangeRateLinesLineItems [Line Items]
Exchange rate | kr / $		75.20	73.66
Hong Kong Dollar
ExchangeRateLinesLineItems [Line Items]
Exchange rate		78.69	86.34
South African Rand
ExchangeRateLinesLineItems [Line Items]
Exchange rate | R / $		49.78	48.85
Mexican Peso
ExchangeRateLinesLineItems [Line Items]
Exchange rate		31.28	32.46
Yen
ExchangeRateLinesLineItems [Line Items]
Exchange rate | ¥ / $		5.46	5.73

[1]	Adjustment unit corresponds to "Unidad de Fomento" (UF) which is a Chilean inflation-indexed, peso-denominated monetary unit. The UF rate is set daily in advance based in changes in the previous month's inflation rate.